Business Overview (Details Narrative)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Percentage of voting rights	50.00%
Novo Nordisk A/S [Member]
Statement Line Items [Line Items]
Percentage of cost sharing	70.00%